Postretirement benefit plans (Expenses Associated With National Acquisition) (Details) (Non-U.S. defined benefit plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 National [Member]
Defined Benefit Plan Disclosure [Line Items]
Expenses associated with plan for the period	$ 65	$ 53	$ 73	$ 2